Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of future minimum contractual obligations

			Twelve month periods ending December 31,
plus inflows/minus outflows	Total	2015	2016	2017	2018	2019	2020 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$73,892	$65,327	$8,565	$-	$-	$-	$-
Office rent	(948)	(108)	(108)	(108)	(105)	(97)	(422)
Bareboat capital leases - upfront hire & handling fees	(38,966)	(36,986)	(1,980)	-	-	-	-
Bareboat commitments charter hire (2)	(535,791)	(9,563)	(32,953)	(40,004)	(40,004)	(43,231)	(370,036)
Total	$(501,813)	$18,670	$(26,476)	$(40,112)	$(40,109)	$(43,328)	$(370,458)

(1)   The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2014, non-cancellable time and freight charter until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.

(2)   The amounts represent the Company's commitments under the bareboat lease arrangements representing the upfront hire fee and the charter hire.  The bareboat charter hire is comprised of fixed and variable portion, the variable portion is calculated based on the 6-month LIBOR of 0.3628%, as of December 31, 2014 (please refer to Note 6).